Note 1 - Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
As of December 31,	2019	2020	2021
Consideration	14,350	62,000	29,750
Carrying value of net assets of companies sold	-	-	24,074
Less: Carrying value of net assets of companies acquired	(7,649)	-	(8,933)
Less: Consideration received in cash	-	-	(10,000)
Less: Settlement of related party payables	-	-	(1,150)
Excess of consideration over acquired assets	6,701	62,000	33,741